                          o BT INSURANCE FUNDS TRUST o












                           EAFE(R) EQUITY INDEX FUND

















                                 ANNUAL REPORT
--------------------------------------------------------------------------------
                                DECEMBER o 1999

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Table of Contents
--------------------------------------------------------------------------------


      LETTER TO SHAREHOLDERS ........................    3
      EAFE(R) EQUITY INDEX FUND
        Schedule of Investments .....................    6
        Statement of Assets and Liabilities .........   14
        Statement of Operations .....................   15
        Statements of Changes in Net Assets .........   16
        Financial Highlights ........................   17
        Notes to Financial Statements ...............   18
        Report of Independent Auditors ..............   20
        Proxy Voting Results ........................   21

                              ------------------
           The Fund is not insured by the FDIC or any other government agency and is not a deposit, obligation of or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.
                              ------------------

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Letter to Shareholders
--------------------------------------------------------------------------------


MARKET ACTIVITY
Overall, 15 of the 20 EAFE(R) markets posted gains for the annual period ended December 31, 1999 in U.S. dollar terms, and twelve had double-digit returns. Equities accounted for most of the advance of the MSCI EAFE(R)(1) Index(2), gaining in eight of the twelve months; currencies lost ground in all but the third calendar quarter, when both the yen and Euro rallied.


The major story of 1999 was the rather significant market rotations in the EAFE(R) markets, as Asian and Pacific Rim markets outpaced European markets. The three biggest influences on EAFE(R) Index performance were the stunning reversal of the Japanese equity market, the introduction of the Euro, and the global markets' focus on U.S. Federal Reserve Board interest rate policy.


EUROPE
Regionally, Europe rose 15.9% in U.S. dollar terms during the annual period. The markets were affected by a strong U.S. dollar, slowing domestic growth rates, increased competition resulting from the January 1, 1999 introduction of the common Euro currency, and, during the second half of the year in particular, concerns about interest rate hikes both from the U.S. Federal Reserve Board and the European Central Bank. Even so, the European markets rallied back from a negative first half of 1999 to end the year with double-digit returns competitive with those of the U.S. equity indices.


o GREAT EXPECTATIONS FOR THE MUCH-ANTICIPATED INTRODUCTION OF THE EURO IN JANUARY HAD FUELED A STRONG EUROPEAN MARKET IN 1998 AND INTO JANUARY 1999, ONLY TO DISAPPOINT LATER. Strategists expected impressive capital flows into Europe as the unified market promoted a more stable economic environment and greater transparency in financial reporting. However, the Euro's value versus the U.S. dollar declined by about 14.0% during the year. Such Euro weakness fueled prospects of export growth on the one hand but worried many as it approached parity with the dollar, undermining confidence in the new currency. The Euro's lack of strength, of course, also dampened European equity returns in U.S. dollar terms.


o EUROPEAN MARKETS ALSO WERE IMPACTED BY INVESTORS' CONCERNS ABOUT THE POSSIBILITY OF U.S. FEDERAL RESERVE BOARD ACTION.
   - During the first half of the year, several European governments cut interest rates, including Norway, the United Kingdom, Switzerland, and the European Central Bank. This had prompted several equity markets to rally in response. In June 1999, European markets rallied further based on lower than expected U.S. inflation figures and the perception that the Federal Reserve Board would not necessarily be inclined to raise U.S. interest rates further.
   - However, following its initial June 30th tightening, investors felt further interest rate increases by the Federal Reserve Board would contribute to a slowdown in European economic growth amidst an already soft environment. After the Bank of England raised rates by 0.25% in September, the markets looked toward a possible interest rate rise by the European Central Bank during the fourth quarter. Global inflation concerns caused further uneasiness and market volatility, as each new piece of economic data changed inflation sentiment.


o ON THE OTHER HAND, EUROPEAN MARKETS RESPONDED POSITIVELY TO RISING MERGER ACTIVITY, AS COMPANIES SOUGHT ECONOMIES OF SCALE IN AN ENLARGED "DOMESTIC" MARKET.
   - Ongoing merger and acquisition activity also helped to shore up European markets by limiting redundancy and raising long-term profit expectations within many industries, perhaps most especially the telecommunications industry. For example, in April, Deutsche Telecom and Telecom Italia announced a merger in an attempt to fend off Olivetti's bid for the Italian phone company. By the end of June, Olivetti had won the battle for Telecom Italia in the largest leveraged buyout in European history, buoying somewhat the European markets overall. During the fourth quarter, too, merger and acquisition speculation in the telecommunications sector pushed prices higher across Europe.
   - Other activity during the year included Zeneca PLC's (UK) agreement to buy Astra (Sweden) and Ford Motor's bid to buy Volvo's car unit in January. France's Societe Generale bought competitor Paribas in February, and other bank stocks rose as investors felt there would be more mergers in the fragmented European banking sector. Also in June, Repsol, the Spanish energy firm, received shareholder approval for its bid to buy YPF, the Argentinian oil company.


o MANY EUROPEAN COMPANIES ALSO CONTINUED TO ANNOUNCE BETTER THAN EXPECTED EARNINGS. For instance, Finland was a top performing market through much of 1999, rising on better than expected earnings from Nokia, the global telecommunications company whose shares account for more than 70% of the Finnish market. Austria was the top performing market in February, rising on better than expected earnings from Bank Austria, the country's largest bank. Ericsson of Sweden, a cellular phone provider, fueled strong Scandinavian returns in December.


PACIFIC BASIN
The Pacific Basin rose 57.6% in U.S. dollar terms during the annual period. The previously struggling Asian and Pacific Rim markets rallied back from 1998's global economic woes primarily due to falling domestic interest rates, stable currencies, strong domestic consumption, and improving exports.


o JAPAN HAD A PARTICULARLY STRONG SHOWING, WITH ITS EQUITY MARKET RISING BASED LARGELY ON STRONG FOREIGN BUYING AND ONGOING GAINS IN BUSINESS SENTIMENT.
   - The bullishness arose after several companies announced restructuring plans, with the goal of increasing profitability. Some of the companies included Sony, Oji Paper, and Japan Airlines.
   - By May, the Japanese market reversed some of its earlier gains, as foreign demand for stock turned negative after four consecutive months of aggressive buying by foreign hedge funds, asset allocators and active managers.
   - In June, Japan's equity market rallied back, spurred on by signs of economic recovery and continued foreign buying of Japanese shares. At June 30, 1999, Japan's EAFE(R) market weight was 24%, the highest level in recent years.
   - The rally continued in July, spurred on by positive earnings reports from Sony and the brokerage firms. Its equity index, the Nikkei, reached its highest level since 1997.
   - Positive economic data continued. The announcement of the mega-merger between Dai Ichi Kangyo, Industrial Bank of Japan, and Fuji Bank was a major step in the much needed restructuring of the Japanese banking system. Industrial production showed increases and GDP growth indicated strength.
   - In December, Japanese technology stocks rallied mid-month after fears of U.S. interest rate hikes were abated and continued strong demand for Japanese products was forecast. Kyocera,

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Letter to Shareholders (continued)
--------------------------------------------------------------------------------

      an electronics maker, rallied over 125% that month after announcing it is buying U.S. mobile phone giant Qualcomm's phone making unit, giving it a strong foothold in the North American cellular phone market.


o HONG KONG'S EQUITY MARKET ROSE, AS INVESTORS BECAME MORE OPTIMISTIC ABOUT CORPORATE EARNINGS. -- In addition, the Hong Kong government announced in March that it would be selling its $23 billion stock portfolio over the next three years. In April, Hong Kong was the best performing EAFE(R) market, as foreigners increased their equity allocation to the market when the Hong Kong central bank cut its interest rates by 0.25% to 8.5% and the property market strengthened.


o ENCOURAGED BY INVESTOR CONFIDENCE OF ECONOMIC RECOVERY IN THE REGION, OTHER ASIAN EQUITY MARKETS ALSO PERFORMED WELL FOR THE ANNUAL PERIOD. -- Singapore, Australia, and New Zealand were among the stronger performing markets in the region.


INVESTMENT REVIEW (3)


                                                                     AVERAGE
                                         CUMULATIVE                  ANNUAL
PERIODS ENDED DECEMBER 31, 1999         TOTAL RETURNS             TOTAL RETURNS
--------------------------------- ------------------------- -------------------------
                                  Past 1        Since       Past 1        Since
                                   year       inception      year       inception
---------------------------------  -----      ---------     -------     ---------
  BT EAFE(R)(1)Equity Index
    Fund(4) (inception 8/22/97)   27.60%        44.93%        27.60%      17.05%
--------------------------------- -----         -----         -----       -----
  MSCI EAFE(R) Index(2)           26.96%        43.42%        26.96%      16.71%



MANAGER OUTLOOK
Global markets appear poised for another interesting year, especially as the recent exponential growth of the technology industry continues to impact equity investments worldwide. Furthermore, economic growth continues to improve globally, a positive indicator, in our view, that corporate profits will do likewise.


In Europe, the impact of monetary union will continue to ripple through the various nations' economies. Mergers and acquisitions are likely to continue and perhaps even accelerate across most sectors, providing upward price momentum. In our opinion, in the year 2000, the Euro may recover some of the ground lost against the dollar during the first tumultuous year since its introduction. Appreciation of the Euro is particularly likely during the months ahead if European investors take home some of the profits made in 1999 in the U.S. equity market and if the U.S. economy begins to lose some of its luster.


In Japan, the forces of modernization will likely continue their battle against the inertial forces of "Japan, Inc." Following Japan's best annual stock market performance since 1986 this past year, global investors, still underweighted in this market, may continue to provide positive price pressure in 2000, as Japan continues to seek to control costs, improve productivity, and increase the viability of its banks. Outside of Australia and New Zealand, the rest of developed Asia may, in our view, increasingly look to the U.S. in 2000, both as a market for its exports as well as an economic bellwether, especially given the strong links between their currencies and the dollar.


Of course, as an index fund, designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index with net dividends, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

                            [SIGNATURE APPEARS HERE]




                                 Steven Wetter
              PORTFOLIO MANAGER OF THE EAFE(R) EQUITY INDEX FUND
                               December 31, 1999

----------

(1)The EAFE(R) Index is the exclusive property of Morgan Stanley. Morgan Stanley Capital International is a service mark of Morgan Stanley and has been licensed for use by Bankers Trust Company.
(2)The MSCI EAFE(R) Index is an unmanaged capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States. Investments cannot be made in an index.
(3)Foreign investing involves special risks, including currency risk, increased volatility of foreign securities, and differences in auditing and other financial standards.
(4)Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund is not insured by the FDIC and is not a deposit, obligation of, or guaranteed by Bankers Trust Company. The Fund is subject to investment risks, including possible loss of principal amount invested.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Letter to Shareholders (continued)
--------------------------------------------------------------------------------


  Diversification of Portfolio Investments
     By Sector as of December 31, 1999

[PIE CHART APPEARS HERE]

Finland     3%                Other (dagger) 17%
Italy       4%                Spain           3%
Switzerland 5%                Sweden          3%
Netherlands 5%
France      9%                Japan          24%
Germany     9%                United Kingdom 18%

 (dagger) Consists of countries less than 3%.

--------------------------------------------------------------------------------

Performance Comparison
--------------------------------------------------------------------------------
[BAR CHART APPEARS HERE]



              6/97       12/97      6/98       12/98       6/99        12/99

                   ___ EAFE(R) Equity Index Fund - $14,493
$15,000            --- MSCI EAFE(R) Index - $14,342

                                                                      14,493.00
$14,000                                                               14,342.00


$13,000


$12,000                                                    11,825.00
                                                           11,743.00
                                                11,358.00
$11,000                                         11,296.00
                                  10,920.00
                                  10,915.00
$10,000     10,000.00
            10,000.00
                         9340.00
$9,000                   9415.00


                       Past performance is not indicative of future performance. The MSCI EAFE(R) Index is unmanaged and investments may not be made in an index.




Comparison of Change in Value of a $10,000 Investment in the EAFE(R) Equity Index Fund and the MSCI EAFE(R) Index from August 22, 1997, through December 31, 1999.


                          Average Annual Total Returns
                             for the Periods Ended
                               December 31, 1999


  One Year     Since 8/22/97*
  27.60%       17.05%

* The Fund's inception date.

Investment return and principal value may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------





    Shares                          Description                           Value
--------------   -------------------------------------------------   ---------------
                 COMMON STOCKS - 90.40%
                 AUSTRALIA - 2.06%
 3,241           Amcor Ltd. ......................................   $   15,179
 5,866           AMP Ltd. ........................................       64,813
 1,870           Australian Gas and Light Co., Ltd. ..............       10,975
 4,787           Boral Ltd. ......................................        7,417
   962           Brambles Industries Ltd. ........................       26,603
 9,327           Broken Hill Proprietary Co., Ltd. ...............      122,470
 6,882           Coca Cola Amatil Ltd. ...........................       18,795
 5,020           Coles Myer Ltd. .................................       25,930
 6,026           Colonial Ltd. (144A) ............................       26,941
   918           CSL Ltd. ........................................       13,198
 8,533           CSR Ltd. ........................................       20,727
12,474           Foster's Brewing Group Ltd. .....................       35,787
 7,956           General Property Trust ..........................       12,953
 2,508           Gio Australia Holdings Ltd. .....................        3,836
 2,191           Lend Lease Corp., Ltd. ..........................       30,695
 7,838           National Australia Bank Ltd. ....................      119,894
10,454           News Corp., Ltd. ................................      101,505
 6,733           Normandy Mining Ltd. ............................        4,774
 1,209           Orica Ltd. ......................................        6,516
 4,100           Pacific Dunlop Ltd. .............................        5,803
 3,110           Pioneer International Ltd. ......................        9,372
 1,251           Rio Tinto Ltd. ..................................       26,873
 5,051           Southcorp Holdings Ltd. .........................       17,807
 2,112           Suncorp-Metway Ltd ..............................       11,383
 2,540           TABCORP Holdings Ltd. ...........................       17,199
39,111           Telstra Corp., Ltd. .............................      212,600
 1,663           Wesfarmers Ltd. .................................       13,723
 9,458           Westfield Trust Ltd. ............................       18,566
 9,925           Westpac Banking Corp., Ltd. .....................       68,461
 5,497           WMC Ltd. ........................................       30,314
 6,460           Woolworths Ltd. .................................       22,223
                                                                     ----------
                                                                      1,123,332
                                                                     ----------
                 AUSTRIA - 0.10%
   260           Austrian Airlines Osterreichische
                 Luftverkehrs AG .................................        4,923
   140           Austria Tabakwerke AG ...........................        6,769
    40           Generali Holding Vienna AG ......................        6,706
   150           Oesterreichische Elektrizitaetswirtschafts
                 AG-A ............................................       21,077
    70           VA Technologie AG ...............................        4,618
   400           Wienerberger Baustoffindustrie AG ...............        8,699
                                                                     ----------
                                                                         52,792
                                                                     ----------
                 BELGIUM - 0.84%
    76           Barco N.V. ......................................       10,641
   140           Colruyt SA ......................................        8,038
   371           Delhaize Le Lion SA .............................       27,952
    25           D' Ieteren NV SA ................................       10,244
    14           Dolmen Computer Applications NV (a) .............          423
   285           Electrabel SA ...................................       93,297
 3,731           Fortis (B) (a) ..................................      134,613
 1,008           Fortis B-Strip VVPR (a) .........................           10
   120           Groupe Bruxelles Lambert SA .....................       24,174
 1,560           KBC Bancassurance Holding .......................       84,065


    Shares                          Description                           Value
--------------   -------------------------------------------------   ---------------
   426           Solvay SA .......................................   $   35,185
   700           UCB SA ..........................................       30,353
                                                                     ----------
                                                                        458,995
                                                                     ----------
                 DENMARK - 0.70%
   200           Carlsberg AS-A ..................................        7,362
   200           Carlsberg AS-B ..................................        7,579
     4           A/S Dampskibsselskabet Svendborg ................       66,586
   301           Danisco AS ......................................       11,732
   300           Den Danske Bank .................................       32,887
     5           D/S 1912-B ......................................       58,872
   281           ISS International Service Systems AS-B ..........       18,901
    96           Navision Software AS (a) ........................        6,951
   422           Novo Nordisk AS-B ...............................       55,971
 1,108           Tele Danmark AS-B ...............................       82,325
   300           Unidanmark AS-A .................................       21,113
    44           Vestas Wind Systems AS (a) ......................        7,801
    55           William Demant AS ...............................        5,211
                                                                     ----------
                                                                        383,291
                                                                     ----------
                 FINLAND - 2.87%
   700           Kemira Oyj ......................................        4,266
   500           Kesko Oyj .......................................        6,345
 4,500           Merita Ltd. .....................................       26,470
   200           Metra Oyj-B .....................................        3,727
 1,200           Metso Oyj (a) ...................................       15,592
 6,100           Nokia Oyj-A .....................................    1,105,961
   600           Outokumpu Oyj-A .................................        8,491
   200           Pohjola Group Insurance Corp. ...................       12,087
   600           Sampo Insurance Co., Ltd.-A .....................       20,971
    19           Sanitec Oyj .....................................          244
    50           SGL Carbon AG ...................................        3,324
 3,800           Sonera Group Oyj (a) ............................      260,465
   600           Tieto Corp. - B SHS (a) .........................       37,470
 1,400           UPM-Kymmene Oyj .................................       56,406
                                                                     ----------
                                                                      1,561,819
                                                                     ----------
                 FRANCE - 9.06%
 1,175           Accor SA ........................................       56,773
 1,084           Alcatel Alsthom .................................      248,944
 1,878           AXA-UAP .........................................      261,800
 2,241           Banque Nationale de Paris .......................      206,764
   244           BIC .............................................       11,104
   158           Bouygues ........................................      100,421
   588           Canal Plus ......................................       85,582
   465           Cap Gemini Sogeti ...............................      118,030
 1,835           Carrefour Supermarche SA ........................      338,424
   437           Compagnie de Saint Gobain .......................       82,179
   417           Danone ..........................................       98,285
   155           Eridania Beghin-Say SA ..........................       16,674
    50           Essilor International ...........................       15,512
   393           Establissements Economiques du Casino
                 Guichard-Perrachon SA ...........................       45,008
 5,147           France Telecom SA ...............................      680,701
   645           LaFarge SA ......................................       75,103
   259           Lagardere S.C.A. ................................       14,087
   412           L'Air Liquide ...................................       68,971
   361           L'OREAL .........................................      289,621

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------




    Shares                         Description                         Value
--------------   ----------------------------------------------   ---------------
       533       LVMH (Moet-Hennessy Louis Vuitton) ...........   $ 238,744
       934       Michelin-B ...................................      36,690
       127       Pechiney SA ..................................       9,076
       643       Pinault-Printemps-Redoute SA .................     169,687
       267       PSA Peugeot Citroen ..........................      60,618
     3,298       Rhone-Poulenc-A ..............................     191,674
     3,956       Sanofi SA ....................................     164,727
       961       Schneider SA .................................      75,453
        51       Sidel SA .....................................       5,265
       115       Simco SA .....................................       9,307
       581       Societe Generale .............................     135,184
       186       Sodexho Alliance SA ..........................      32,917
       697       Suez Lyonnaise des Eaux ......................     111,697
       408       Suez Lyonnaise des Eaux SA (a) ...............      65,712
       408       Suez Lyonnaise des Eaux SA VVPR (a) ..........           4
        73       Technip ......................................       7,485
       468       Total Fina SA VVPR (a) .......................           5
     3,785       Total SA-B ...................................     505,149
       600       Usinor Sacilor ...............................      11,271
       444       Valeo SA .....................................      34,257
     2,862       Vivendi ......................................     258,439
                                                                  ---------
                                                                  4,937,344
                                                                  ---------
                 GERMANY - 9.47%
       200       Adidas AG ....................................      15,008
     1,216       Allianz AG ...................................     408,476
     3,200       BASF AG ......................................     164,383
     4,000       Bayer AG .....................................     189,363
     2,296       Bayerische Hypotheken-und
                 Wechsel-Bank AG ..............................     156,797
       250       Beiersdorf AG ................................      16,786
       350       Continental AG ...............................       6,998
     5,137       DaimlerChrysler AG (a) .......................     399,452
     3,277       Deutsche Bank AG .............................     276,769
     2,450       Deutsche Lufthansa AG ........................      57,005
    15,329       Deutsche Telekom AG ..........................   1,091,618
     2,400       Dresdner Bank AG .............................     130,540
       450       EM.TV & Merchandising AG .....................      29,009
       250       Fresenius Medical Care AG ....................      21,379
       275       Heidelberger Zement AG .......................      21,606
        50       Heidelberger Zement AG (a) ...................       3,928
        50       Heidelberger Zement AG VVPR (a) ..............           5
       250       Hochtief AG ..................................       9,317
       500       Karstadt AG ..................................      20,044
       466       Linde AG .....................................      25,487
       500       MAN AG .......................................      18,785
     2,500       Mannesmann AG ................................     609,386
     1,050       Merck KGaA ...................................      32,574
     1,360       Metro AG .....................................      73,151
       924       Muenchener Rueckversicherungs-
                 Gesellschaft AG ..............................     234,350
       843       Preussag AG ..................................      46,956
     2,600       RWE AG .......................................     101,873
       350       SAP AG .......................................     172,391
       400       Schering AG ..................................      48,348
     3,050       Siemens AG ...................................     388,008
     3,100       Thyssen AG ...................................      94,455


    Shares                         Description                         Value
--------------   ----------------------------------------------   ---------------
     2,800       VEBA AG ......................................   $ 136,079
     2,600       Viag AG ......................................      47,663
     1,610       Volkswagen AG ................................      90,733
       500       WCM Beteiligungs-und Grundbesitz AG ..........      19,591
                                                                  ---------
                                                                  5,158,313
                                                                  ---------
                 HONG KONG - 2.14%
     4,510       Bank of East Asia Ltd. .......................      12,532
    21,000       Cathay Pacific Airways .......................      37,416
    12,000       Cheung Kong Holdings Ltd. ....................     152,441
    10,000       CLP Holdings Ltd. ............................      46,054
    10,200       Hang Seng Bank Ltd. ..........................     116,453
    64,382       Hong Kong Telecommunications Ltd. ............     185,936
    20,234       Hong Kong and China Gas Co., Ltd. ............      27,721
    20,000       Hutchison Whampoa Ltd. .......................     290,731
     6,000       Johnson Electric Holdings Ltd. ...............      38,516
    11,682       New World Development Co., Ltd. ..............      26,299
     2,000       Television Broadcasts Ltd. ...................      13,636
    10,000       Shangri-La Asia Ltd. .........................      11,449
    13,191       Sun Hung Kai Properties Ltd. .................     137,451
     7,000       Swire Pacific Ltd.-A .........................      41,333
    12,693       Wharf Holdings Ltd. ..........................      29,473
                                                                  ---------
                                                                  1,167,441
                                                                  ---------
                 IRELAND - 0.35%
     3,985       Allied Irish Banks Plc. ......................      45,437
     2,184       CRH Plc. .....................................      47,077
    10,700       eircom Plc. ..................................      45,805
     1,349       Independent Newpapers Plc. ...................       8,846
     1,179       Irish Life & Permanent Plc. ..................      11,163
     3,447       Jefferson Smurfit Group Plc. .................      10,416
     1,068       Kerry Group Plc.-A ...........................      12,801
       933       Ryanair Holdings Plc. (a) ....................      10,196
                                                                  ---------
                                                                    191,741
                                                                  ---------
                 ITALY - 3.88%
     9,313       Alitalia SPA (a) .............................      22,185
     5,507       Assicurazioni Generali .......................     181,939
     1,601       Banca Commerciale Italiana ...................       8,708
    25,219       Banca di Roma ................................      32,413
    22,120       Banca Intesa SPA (a) .........................      89,790
    13,214       Benetton Group SPA ...........................      30,346
    26,557       Credito Italiano SPA .........................     130,538
    38,403       Enel SPA (a) .................................     160,915
    42,359       ENI SPA ......................................     232,957
     2,153       Fiat SPA .....................................      61,480
    23,317       Istituto Nazionale delle Assicurazioni
                 (INA) ........................................      61,768
     2,884       Italgas SPA ..................................      10,923
     6,872       Mediaset SPA .................................     106,873
     2,824       Mediobanca SPA ...............................      28,815
    13,013       Montedison SPA ...............................      21,299
    18,111       Olivetti Group SPA (a) .......................      52,447
     6,909       Parmalat Finanziaria SPA .....................       8,838
       795       Rinascente SPA ...............................       5,101
     3,061       Riunione Adriatica di Sicurta SPA ............      30,709
     7,794       San Paolo-IMI SPA ............................     105,903
    11,016       Telecom Italia Mobile RCN ....................      52,483

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------




    Shares                           Description                            Value
--------------   ---------------------------------------------------   ---------------
    35,248       Telecom Italia Mobile SPA .........................   $ 393,734
     1,179       Telecom Italia RCN ................................       7,185
    19,230       Telecom Italia SPA ................................     271,172
    17,860       Unione Immobiliare SPA ............................       8,275
                                                                       ---------
                                                                       2,116,796
                                                                       ---------
                 JAPAN - 23.77%
     2,000       77 Bank Ltd. ......................................      20,965
       800       Acom Co., Ltd. ....................................      78,379
       500       Advantest Corp. ...................................     132,133
     4,000       Ajinomoto Co., Inc. ...............................      41,695
     1,000       Alps Electric Co. .................................      15,259
     2,000       Amada Co., Ltd. ...................................      10,943
       500       Aoyamma Trading Co., Ltd. .........................      10,620
    15,000       Asahi Bank Ltd. ...................................      92,493
     3,000       Asahi Breweries Ltd. ..............................      32,828
     9,000       Asahi Chemical Industry Co., Ltd. .................      46,246
     6,000       Asahi Glass Co., Ltd. .............................      46,452
     2,000       Bank of Fukuoka Ltd. ..............................      13,879
    23,000       Bank of Tokyo-Mitsubishi Ltd. .....................     320,564
     5,000       Bank of Yokohama Ltd. .............................      23,050
       300       Benesse Corp. .....................................      72,233
     4,000       Bridgestone Corp. .................................      88,088
     4,000       Canon, Inc. .......................................     158,951
     2,000       Casio Computer Co., Ltd. ..........................      16,639
        11       Central Japan Railway Co. .........................      69,012
     4,000       Chichibu Onoda Cement Corp. .......................       7,634
     1,000       Chugai Pharmaceutical Co., Ltd. ...................      10,815
     1,000       Citizen Watch Co., Ltd. ...........................       6,362
       500       Credit Saison Co., Ltd. ...........................       8,711
     4,000       Dai Nippon Printing Co., Ltd. .....................      63,815
     2,000       Daiei, Inc. .......................................       7,928
     2,000       Daiichi Pharmaceutical ............................      26,015
     2,000       Daikin Industries, Ltd. ...........................      27,210
     6,000       Dainippon Ink & Chemicals, Inc. ...................      17,794
     1,000       Daito Trust Construction Co., Ltd. ................      11,158
     3,000       Daiwa House Industry Co., Ltd. ....................      22,316
     7,000       Daiwa Securities Co., Ltd. ........................     109,553
     5,000       Denso Corp. .......................................     119,409
        22       East Japan Railway Co. ............................     118,645
     2,000       Ebara Corp. .......................................      22,316
     2,000       Eisai Co., Ltd. ...................................      38,465
     1,300       Fanuc .............................................     165,538
    18,000       Fuji Bank Ltd. ....................................     174,944
     3,000       Fuji Photo Film Co. ...............................     109,523
     9,000       Fujitsu Ltd. ......................................     410,492
     4,000       Furukawa Electric Co., Ltd. .......................      60,683
     4,000       Gunma Bank ........................................      26,035
       200       Hirose Electric Co., Ltd. .........................      44,847
    17,000       Hitachi Ltd. ......................................     272,879
     3,000       Hitachi Zosen Corp. ...............................       2,261
     5,000       Honda Motor Co., Ltd. .............................     185,965
     1,000       House Foods Corp. .................................      15,171
    14,000       Industrial Bank of Japan ..........................     134,971
     8,000       Ishikawajima-Harima Heavy Industries Co.,
                 Ltd. ..............................................       9,239
     8,000       ITOCHU Corp. ......................................      39,855


    Shares                           Description                            Value
--------------   ---------------------------------------------------   ---------------
     2,000       Ito-Yokado Co., Ltd. ..............................   $ 217,285
     8,000       Japan Airlines ....................................      23,725
     5,000       Japan Energy Corp. ................................       4,551
         9       Japan Tobacco, Inc. ...............................      68,885
     3,000       Joyo Bank .........................................      13,800
     2,000       JUSCO Co. .........................................      34,863
     5,000       Kajima Corp. ......................................      14,926
     2,000       Kaneka Corp. ......................................      25,585
     5,400       Kansai Electric Power Co., Inc. ...................      94,131
     3,000       Kao Corp. .........................................      85,593
     8,000       Kawasaki Heavy Industries Ltd. ....................      10,649
    20,000       Kawasaki Steel Corp. ..............................      35,823
     2,000       Kinden Corp. ......................................      15,367
     8,000       Kinki Nippon Railway ..............................      32,103
     6,000       Kirin Brewery Co., Ltd. ...........................      63,130
     1,000       Kokuyo ............................................      13,311
     5,000       Komatsu Ltd. ......................................      23,001
       300       Konami Co., Ltd. ..................................      53,587
     7,000       Kubota Corp. ......................................      26,789
     2,000       Kuraray Co., Ltd. .................................      20,260
     2,000       Kyowa Hakko Kogyo .................................      12,000
     7,000       Marubeni Corp. ....................................      29,392
     2,000       Marui Co., Ltd. ...................................      29,872
    10,000       Matsushita Electric Industrial Co., Ltd. ..........     276,989
     2,000       Meiji Seika Kaisha Ltd. ...........................      11,373
     2,000       Minabea Co., Ltd. .................................      34,315
    10,000       Mitsubishi Chemical Corp. .........................      35,235
     9,000       Mitsubishi Corp. ..................................      69,502
    12,000       Mitsubishi Electric Corp. .........................      77,518
     7,000       Mitsubishi Estate Co., Ltd. .......................      68,308
    19,000       Mitsubishi Heavy Industries Ltd. ..................      63,414
     4,000       Mitsubishi Materials Corp. ........................       9,788
     7,000       Mitsubishi Trust & Banking Corp. ..................      61,662
     9,000       Mitsui & Co. ......................................      62,983
     5,000       Mitsui Fudosan Co., Ltd. ..........................      33,865
     4,000       Mitsui Marine & Fire Insurance Co., Ltd. ..........      23,725
     2,000       Mitsui Mining & Smelting Co., Ltd. ................       9,455
     3,000       Mitsui Trust & Banking Co., Ltd. ..................       6,783
     4,000       Mitsukoshi Ltd. ...................................      14,094
     1,000       Murata Manufacturing Co., Ltd. ....................     234,903
     1,000       Mycal Corp. .......................................       4,355
       200       Namco Ltd. ........................................      12,959
     8,000       NEC Corp. .........................................     190,663
     2,000       NGK Insulators ....................................      14,858
       400       Nichiei Co., Ltd. .................................       8,691
     2,000       Nikon Corp. .......................................      58,726
       700       Nintendo Co., Ltd. ................................     116,335
     7,000       Nippon Express Co., Ltd. ..........................      38,710
     2,000       Nippon Meat Packers, Inc. .........................      25,937
     9,000       Nippon Oil Co., Ltd. ..............................      39,640
     5,000       Nippon Paper Industries Co. .......................      27,552
    34,000       Nippon Steel Corp. ................................      79,534
        64       Nippon Telegraph & Telephone Corp. ................   1,096,212
     6,000       Nippon Yusen Kabushiki Kaisha .....................      24,547
    19,000       Nissan Motor Co., Ltd. ............................      74,758
    10,000       Nomura Securities Co., Ltd. .......................     180,581

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------




    Shares                         Description                          Value
--------------   -----------------------------------------------   ---------------
     3,000       NSK, Ltd. .....................................   $   20,525
     4,000       Obayashi Corp. ................................       18,910
     5,000       Oji Paper Co., Ltd. ...........................       30,097
     1,000       Olympus Optical Co., Ltd. .....................       14,143
     1,000       Omron Corp. ...................................       23,050
     1,000       Onward Kashiyama Co., Ltd. ....................       13,703
       500       Oriental Land Co., Ltd. .......................       42,968
       400       Orix Corp. ....................................       90,124
    11,000       Osaka Gas Co., Ltd. ...........................       26,485
     1,000       Pioneer Electronic Corp. ......................       26,426
       600       Promise Co., Ltd. .............................       30,537
       600       Rohm Co., Ltd. ................................      246,648
     2,000       Sankyo Co., Ltd. ..............................       41,108
    10,000       Sanyo Electric Co., Ltd. ......................       40,619
     1,000       Secom Co., Ltd. ...............................      110,111
     3,000       Sekisui Chemical Co., Ltd. ....................       13,301
     4,000       Sekisui House Ltd. ............................       35,431
     6,000       Sharp Corp. ...................................      153,568
       200       Shimamura Co., Ltd. ...........................       31,712
     1,000       Shimano, Inc. .................................       17,618
     5,000       Shimizu Corp. .................................       16,541
     2,000       Shin-Etsu Chemical Co., Ltd. ..................       86,131
     1,000       Shionogi & Co., Ltd. ..........................       12,146
     2,000       Shiseido Co., Ltd. ............................       29,167
     4,000       Shizuoka Bank .................................       41,030
     1,000       SKYLARK Co., Ltd. .............................       23,539
       400       SMC Corp. .....................................       88,519
       500       Softbank Corp. ................................      478,614
     2,100       Sony Corp. ....................................      622,786
    16,000       Sumitomo Bank Ltd. ............................      219,086
     8,000       Sumitomo Chemical Co. .........................       37,584
     5,000       Sumitomo Corp. ................................       48,498
     4,000       Sumitomo Electric Industries ..................       46,237
     4,000       Sumitomo Heavy Industries Ltd. ................       10,962
     3,000       Sumitomo Marine & Fire Insurance Co. ..........       18,499
    14,000       Sumitomo Metal Industries .....................       10,551
     2,000       Sumitomo Metal Mining Co. .....................        4,463
     3,000       Taisei Corp. ..................................        5,696
     2,000       Taisho Pharmaceutical Co. .....................       58,726
     1,000       Takara Shuzo Co., Ltd. ........................       15,768
     1,000       Takashimaya Co., Ltd. .........................        6,890
     4,000       Takeda Chemical Industries ....................      197,710
       800       Takefuji Corp. ................................      100,147
     5,000       Teijin Ltd. ...................................       18,450
     1,000       Terumo Corp. ..................................       26,720
     9,000       The Daiwa Bank Ltd. ...........................       26,426
    22,000       The Sakura Bank Ltd. ..........................      127,474
       918       Thomson CSF ...................................       30,319
     3,000       Tobu Railway Co., Ltd. ........................        8,809
       100       Toho Co. ......................................       14,623
     2,600       Tohoku Electric Power .........................       38,681
    11,000       Tokai Bank ....................................       69,335
     8,000       Tokio Marine & Fire Insurance Co. .............       93,569
     1,000       Tokyo Broadcasting System, Inc. ...............       33,865
     1,000       Tokyo Dome Corp. ..............................        4,796
     7,200       Tokyo Electric Power Co. ......................      193,090


    Shares                         Description                          Value
--------------   -----------------------------------------------   ---------------
    17,000       Tokyo Gas Co., Ltd. ...........................   $   41,431
     5,000       Tokyu Corp. ...................................       12,186
     4,000       Toppan Printing Co., Ltd. .....................       39,933
     8,000       Toray Industries, Inc. ........................       31,007
    17,000       Toshiba Corp. .................................      129,784
     3,000       Tosoh Corp. ...................................       11,451
     1,000       Tostem Corp. ..................................       17,960
     2,000       Toto Ltd. .....................................       12,097
     1,000       Toyo Seikan Kaisha ............................       14,486
    19,000       Toyota Motor Corp. ............................      920,525
       300       Uni-Charm Corp. ...............................       17,295
     1,000       Uny Co., Ltd. .................................        9,778
     1,000       Wacoal Corp. ..................................        8,799
       200       World Co., Ltd. ...............................       24,860
     1,000       Yakult Honsha Co., Ltd. .......................        8,711
     1,000       Yamaha Corp. ..................................        6,499
     2,000       Yamanouchi Pharmaceutical Co., Ltd. ...........       69,883
     2,000       Yamato Transport Co., Ltd. ....................       77,518
     1,000       Yamazaki Baking Co., Ltd. .....................       10,854
                                                                   ----------
                                                                   12,955,164
                                                                   ----------
                 NETHERLANDS - 5.27%
     7,728       ABN Amro Holdings NV ..........................      193,044
     3,478       AEGON NV ......................................      335,958
     1,622       Akzo Nobel ....................................       81,361
       610       ASM Lithography Holding NV (a) ................       67,771
     3,416       Elsevier NV ...................................       40,808
       619       Getronics NV ..................................       49,380
     1,344       Heineken NV ...................................       65,548
     4,910       ING Groep NV ..................................      296,439
     3,492       Koninklijke Ahold NV (a) ......................      103,374
     2,244       Koninklijke KPN NV ............................      219,020
     1,796       Philips Electronics NV ........................      244,218
       158       Oce NV ........................................        2,671
    10,806       Royal Dutch Petroleum Company .................      662,312
     1,344       STMicroelectronics (a) ........................      206,852
     2,718       TNT Post Group NV .............................       77,888
     3,041       Unilever NV-CVA ...............................      167,978
     1,634       Wolters Kluwer NV-CVA .........................       55,300
                                                                   ----------
                                                                    2,869,922
                                                                   ----------
                 NEW ZEALAND - 0.14%
    12,304       Brierley Investments Ltd. .....................        2,571
     6,498       Carter Holt Harvey Ltd. .......................        8,488
     3,488       Contact Energy Ltd. ...........................        6,105
     2,801       Lion Nathan Ltd. ..............................        6,513
    10,619       Telecom Corp. of New Zealand Ltd. .............       49,936
                                                                   ----------
                                                                       73,613
                                                                   ----------
                 NORWAY - 0.33%
       300       Bergesen d.y. ASA-A ...........................        5,464
     1,950       Christiania Bank Og Kreditkasse ...............        9,609
     3,600       Den Norske Bank ASA ...........................       14,776
       300       Elkem ASA .....................................        6,924
       210       Kvaerner ASA-A ................................        4,428
       400       Merkantildata ASA .............................        4,841
     1,450       Norsk Hydro ASA ...............................       60,601
       200       Norske Skogsindustrier ASA 'A' Free ...........       10,430

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------




    Shares                           Description                           Value
--------------   --------------------------------------------------   ---------------
     1,314       Orkla ASA-A ......................................   $  22,623
       600       Petroleum-Geo Services ASA (a) ...................      10,704
       350       Schibsted ASA ....................................       6,506
     2,000       Storebrand ASA-A (a) .............................      15,221
       400       Tomra Systems ASA ................................       6,787
                                                                      ---------
                                                                        178,914
                                                                      ---------
                 PORTUGAL - 0.43%
     5,835       Banco Comercial Portugues, SA (BCP) ..............      32,384
       662       Banco Espirito Santo e Comercial de
                 Lisboa, SA .......................................      18,604
     2,170       BPI-SGPS, SA .....................................       9,246
     1,500       Brisa Auto-Estradas de Portugal, SA ..............      11,513
       800       Cimpor-Cimentos de Portugal, SA ..................      13,296
     3,337       Electricidade de Portugal, SA ....................      58,249
       400       Jeronimo Martins, SGPS, SA .......................      10,234
     5,785       Portugal Telecom, SA .............................      63,455
       290       Sonae Investimentos, SGPS, SA ....................      15,306
                                                                      ---------
                                                                        232,287
                                                                      ---------
                 SINGAPORE - 0.94%
     5,000       City Developments Ltd. ...........................      29,270
     5,349       DBS Group Holdings Ltd. ..........................      87,678
     6,250       DBS Land Ltd. ....................................      12,309
     5,000       Keppel Corp., Ltd. ...............................      13,089
     7,000       Neptune Orient Lines Ltd. (a) ....................       9,372
     7,294       Oversea-Chinese Banking Corp., Ltd. ..............      67,006
    15,000       Sembcorp Industries Ltd. .........................      20,444
     7,000       Singapore Airlines Ltd. ..........................      79,436
     2,048       Singapore Press Holdings Ltd. - 100 ..............      44,514
    19,000       Singapore Technologies Enginnering Ltd. ..........      29,433
    30,000       Singapore Telecommunications Ltd. ................      61,963
     5,168       United Overseas Bank Ltd. ........................      45,614
     1,000       Venture Manufacturing (Singapore) Ltd. ...........      11,468
                                                                      ---------
                                                                        511,596
                                                                      ---------
                 SLOVAKIA - 0.08%
     4,200       Skandinaviska Enskilda Ban-A .....................      42,454
                                                                      ---------
                 SPAIN - 2.51%
     2,560       Argentaria, Caja Postal y Banco
                 Hipotecario de Espana, SA ........................      60,158
     1,578       Autopistas Concesionaria Espanola SA .............      15,338
     9,710       Banco Bilbao Vizcaya SA ..........................     138,295
    19,850       Banco Santander SA ...............................     224,732
       810       Corporacion Financiera Alba SA ...................      27,707
       933       Dragados & Construcciones SA .....................       8,232
     5,207       Endesa SA ........................................     103,374
       732       Fomento de Construcciones y Contratas
                 SA ...............................................      14,893
     2,169       Gas Natural SDG, SA ..............................      49,965
     5,460       Iberdrola SA .....................................      75,674
     6,670       Repsol SA ........................................     154,657
       948       Sociedad General de Aguas de Barcelona
                 SA ...............................................      13,884
     1,443       Sol Melia, S.A. ..................................      16,351
     2,148       Tabacalera SA-A ..................................      30,723
    16,574       Telefonica SA ....................................     414,015
       555       Vallehermoso SA ..................................       3,902


    Shares                           Description                           Value
--------------   --------------------------------------------------   ---------------
       592       Union Electrica Fenosa SA ........................   $  10,340
       805       Zaradoya Otis SA .................................       7,922
                                                                      ---------
                                                                      1,370,162
                                                                      ---------
                 SWEDEN - 2.57%
       703       ABB Ltd. (a) .....................................      85,685
     1,028       Atlas Copco AB-A .................................      30,388
       600       Drott AB (a) .....................................       6,841
     1,800       Electrolux AB-Ser. B .............................      45,275
     2,600       Forenings Sparbanken AB ..........................      38,199
     1,500       Gambro AB-A ......................................      13,487
     4,400       Hennes & Mauritz AB-B ............................     147,391
       700       Netcom Systems AB (a) ............................      49,201
     1,000       Sandvik AB-A .....................................      31,324
     1,600       Securitas AB-B ...................................      28,961
     3,000       Skandia Forsakrings AB ...........................      90,621
       600       Skanska AB-B .....................................      22,355
     1,166       Svenska Cellulosa AB-B ...........................      34,536
     4,000       Svenska Handelsbanken-A ..........................      50,306
     9,800       Telefonaktiebolaget LM Ericsson (Ericsson
                 AB) ..............................................     630,066
       700       Volvo AB-A .......................................      17,689
     1,800       Volvo AB-B .......................................      46,544
       500       WM-Data AB-B .....................................      30,912
                                                                      ---------
                                                                      1,399,781
                                                                      ---------
                 SWITZERLAND - 5.05%
       886       ABB Ltd. (a) .....................................     108,364
        80       Adecco SA ........................................      62,300
        30       Alusuisse-Lonza Holdings AG ......................      22,119
     1,370       Credit Suisse Group ..............................     272,313
        31       Holderbank Financiere Glarus AG-B ................      42,442
        31       Holderbank Financiere Glarus AG-Reg ..............      11,000
        30       Lonza AG (a) .....................................      18,238
       205       Nestle SA ........................................     375,548
       345       Novartis AG-Registered ...........................     506,569
         8       Roche Holdings AG-Bearer .........................     130,629
        35       Roche Holdings AG-Genusschine ....................     415,437
        50       SAirGroup ........................................      10,064
        70       Schweizerische Rueckversicherungs-
                 Gesellschaft .....................................     143,798
        20       Sulzer AG ........................................      13,000
       410       Swisscom AG ......................................     165,823
       100       The Swatch Group AG ..............................      23,300
     1,065       UBS AG ...........................................     287,603
       255       Zurich Allied AG .................................     145,412
                                                                      ---------
                                                                      2,753,959
                                                                      ---------
                 UNITED KINGDOM - 17.84%
     2,280       3i Group Plc. ....................................      40,696
     7,262       Abbey National Plc. ..............................     116,130
     9,125       Allied Zurich AG (a) .............................     107,525
     4,703       Amvescap Plc. ....................................      54,697
       525       Anglian Water Plc. ...............................       4,817
     1,422       Arjo Wiggins Appleton Plc. .......................       4,651
       470       ARM Holdings Plc. (a) ............................      31,711
     4,842       AstraZeneca Group PLC (a) ........................     204,880
     5,862       BAA Plc. .........................................      41,190

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------




    Shares                         Description                         Value
--------------   ----------------------------------------------   ---------------
  8,036          Barclays Plc. ................................   $  231,313
  5,728          Bass Plc. ....................................       71,290
  1,419          BBA Group Plc. ...............................       11,701
    871          Berkley Group Plc. ...........................       10,060
 17,500          BG Group Plc. ................................      113,074
  6,831          Blue Circle Industries Plc. ..................       39,695
  2,722          BOC Group Plc. ...............................       58,478
  4,798          Boots Co. Plc. ...............................       46,656
 98,550          BP Amoco Plc .................................      990,944
 15,828          British Aerospace Plc. .......................      104,825
  6,794          British Airways Plc. .........................       44,336
  9,742          British American Tobacco Plc. ................       55,352
  4,462          British Land Co. Plc. ........................       29,388
 10,150          British Sky Broadcasting Group Plc. ..........      163,379
 32,445          British Telecommunications Plc. ..............      792,939
  2,725          Bunzl Plc. ...................................       15,010
    705          Burmah Castrol Plc. ..........................       13,381
 10,086          Cadbury Schweppes Plc. .......................       60,932
  3,546          Carlton Communications Plc. ..................       34,539
 20,244          Centrica Plc. (a) ............................       57,389
  6,641          CGU Plc. .....................................      107,004
  4,210          Compass Group Plc. ...........................       57,804
  6,485          Corus Group Plc. .............................       16,865
 19,234          Diageo Plc. ..................................      154,722
  1,208          Dixons Group Plc. ............................       29,055
  3,437          Electrocomponents Plc. .......................       38,030
  5,058          EMI Group Plc. ...............................       49,634
  3,896          GKN Plc. .....................................       61,359
 18,758          Glaxo Wellcome Plc. ..........................      530,247
  9,691          Granada Group Plc. ...........................       98,228
  6,261          Great Universal Stores Plc. ..................       36,610
    451          Hagemeyer NV .................................       10,444
  9,650          Halifax Plc. .................................      107,009
  3,762          Hanson Plc. ..................................       31,538
  5,252          Hays Plc. ....................................       83,648
 43,026          HSBC Holdings Plc. ...........................      599,784
  4,466          Imperial Chemical Industries Plc. ............       47,287
    855          Jarvis Plc. ..................................        3,204
  8,248          Kingfisher Plc. ..............................       91,529
  4,347          Ladbroke Group Plc. ..........................       13,921
  3,923          Land Securities Plc. .........................       43,978
  2,064          Lasmo Plc. (a) ...............................        3,951
 21,913          Legal & General Group Plc. ...................       59,642
 27,441          Lloyds TSB Group Plc. ........................      343,301
  2,243          Logica Plc. ..................................       57,608
 14,816          Marconi Plc. .................................      261,819
 12,269          Marks & Spencer Plc. .........................       58,414
  2,337          MEPC Plc. ....................................       16,742
  3,671          Misys Plc. ...................................       57,222
  8,911          National Grid Group Plc. .....................       67,795
  5,043          National Power Plc. ..........................       29,203
    110          OMV AG .......................................       10,692
  2,613          Pearson Plc. .................................       84,584
  3,863          Peninsular and Oriental Steam Navigation
                 Company ......................................       64,458
    329          Pernod Ricard ................................       18,823
 13,305          Pirelli S.P.A. ...............................       36,519


    Shares                         Description                         Value
--------------   ----------------------------------------------   ---------------
  1,767          Provident Financial Plc. (a) .................   $   19,409
  9,929          Prudential Corp. Plc. ........................      195,667
  2,696          Railtrack Group Plc. .........................       45,290
  1,793          Rank Group Plc. ..............................        5,720
  5,839          Reed International Plc. ......................       43,716
 17,890          Rentokil Initial Plc. ........................       65,237
  8,618          Reuters Holdings Plc. ........................      118,256
  1,140          Rexam Plc. ...................................        4,604
  5,479          Rio Tinto Plc. ...............................      132,311
  1,460          RMC Group Plc. ...............................       19,692
    133          Royal & Sun Alliance Insurance Group
                 Plc. .........................................        1,013
  3,816          Royal Bank of Scotland Group Plc. ............       67,681
  9,258          Sainsbury (J.) Plc. ..........................       52,228
  1,500          Schroders Plc. ...............................       30,190
  6,241          Scottish Power Plc. ..........................       47,280
  3,157          SEMA Group Plc. ..............................       56,808
 19,388          Siebe Plc. ...................................      105,540
 29,487          SmithKline Beechman Plc. .....................      376,280
    851          Smiths Industries Plc. .......................       12,475
  3,669          Stagecoach Holdings Plc. .....................        8,682
    914          Tate & Lyle Plc. .............................        5,994
 39,144          Tesco Plc. ...................................      119,762
  2,708          Thames Water Plc. ............................       33,769
  2,812          TI Group Plc. ................................       20,894
 16,675          Unilever Plc. ................................      122,690
  2,352          United Utilities Plc. ........................       24,448
152,104          Vodafone Group Plc. ..........................      753,665
  6,155          Williams Holding Plc. ........................       28,136
  2,166          Wolseley Plc. ................................       15,972
  4,796          WPP Group Plc. ...............................       75,998
  4,337          Zeneca Group Plc. ............................      179,903
                                                                  ----------
                                                                   9,722,961
                                                                  ----------
TOTAL COMMON STOCKS (Cost $38,518,558)                            49,262,677
                                                                  ----------
                 PREFERRED STOCKS - 0.61%
                 AUSTRALIA - 0.18%
 11,332          News Corp., Ltd. .............................       97,085
                                                                  ----------
                 AUSTRIA - 0.08%
    805          Bank Austria AG ..............................       45,407
                                                                  ----------
                 GERMANY - 0.34%
    550          RWE AG .......................................       16,952
    250          SAP AG-Vorzug ................................      150,584
    500          Volkswagen AG ................................       16,015
                                                                  ----------
                                                                     183,551
                                                                  ----------
                 ITALY - 0.01%
    540          Fiat SPA .....................................        7,805
                                                                  ----------
                 UNITED KINGDOM - 0.00%
      1          British Aerospace Plc. .......................            1
                                                                  ----------
TOTAL PREFERRED STOCKS (Cost $261,720)                               333,849
                                                                  ----------


                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------


 Principal
  Amount*                    Description                     Value
----------   -------------------------------------------   ---------
             BONDS - 0.02%
             UNITED KINGDOM - 0.02%
 GBP2,511    BG Transco Holdings plc, 7.06%, 12/14/09.     $4,068
2,511        BG Transco Holdings plc, 4.19%, 12/14/22.      4,018
2,511        BG Transco Holdings plc, 7.00%, 12/16/24.      3,927
                                                           ------
TOTAL BONDS (Cost $12,255)                                 12,013
                                                           ------


            SHORT-TERM INSTRUMENTS (c) - 8.23%
            U.S. TREASURY BILLS - 8.23%
$1,740,000  5.25%, 1/13/2000 .............              1,736,995
 1,445,000  5.26%, 1/20/2000 .............              1,441,084
    55,000  5.14%, 1/27/2000 .............                 54,801
   112,000  4.68%, 2/24/2000 .............                111,227
   780,000  4.78%, 3/23/2000 .............                771,210
   375,000  4.15%, 4/6/2000 (b) ..........                369,926
                                                        ---------
TOTAL SHORT-TERM INSTRUMENTS (Cost $4,484,673)          4,485,243
                                                        ---------

TOTAL INVESTMENTS (Cost $43,277,206)..... 99.26%       54,093,782
OTHER ASSETS IN EXCESS OF LIABILITIES....  0.74%          405,024
                                         ------        ----------
NET ASSETS...............................100.00%      $54,498,806
                                         ======       ===========

---------------------
(a) Non-income producing security.
(b) Held for collateral for futures contracts.
(c) Rates shown represent effective yield at time of purchase.
  * Principal amount is stated in the currency of the country in which the security is denominated.


INDUSTRY DIVERSIFICATION (AS A PERCENTAGE OF NET ASSETS):
                       (UNAUDITED)
INDUSTRY                                   % OF NET ASSETS
----------------------------------------- ----------------
Automobiles & Components ................         4.40
Banks ...................................        12.00
Capital Goods ...........................         6.50
Commercial Services & Supplies ..........         1.30
Consumer Durables & Apparel .............         3.80
Diversified Financials ..................         3.30
Food & Drug Retailing ...................         1.40
Food Beverage & Tobacco .................         3.30
Hotels Restaurants & Leisure ............         1.00
Household & Personal Products ...........         1.00
Insurance ...............................         5.00
Materials ...............................         4.70
Media ...................................         2.30
Oil & Gas ...............................         5.30
Pharmaceuticals .........................         6.60
Real Estate .............................         2.00
Retailing ...............................         2.30
Software & Services .....................         2.80
Technology Hardware & Equipment .........        10.10
Telecommunication Services ..............        14.30
Transportation ..........................         2.20
Utilities ...............................         4.40
                                                ------
                                                100.00
                                                ======



                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Schedule of Investments DECEMBER 31, 1999
--------------------------------------------------------------------------------

At December 31, 1999, the Fund's open futures contracts were as follows:



 NUMBER OF
 CONTRACTS       CONTRACT      EXPIRATION       OPENING         CURRENT        UNREALIZED
 PURCHASED         TYPE           DATE         POSITION      MARKET VALUE     APPRECIATION
-----------   -------------   ------------   ------------   --------------   -------------
      2        IBEX PLUS         1/21/00      $  231,308      $  236,502        $  5,194
      2        Hang Seng         1/28/00         210,843         218,306           7,463
      9          TOPIX            3/9/00       1,419,309       1,508,076          88,767
     23        Nikkei 300         3/9/00         691,996         725,545          33,549
     10         FTSE 100         3/17/00       1,086,296       1,126,994          40,698
      9           DAX            3/17/00       1,464,425       1,592,538         128,113
      1          MIB30           3/17/00         202,403         218,417          16,014
      4       SPI Futures        3/31/00         201,138         206,009           4,871
     11          CAC 40          3/31/00         636,280         667,446          31,166
                                              ----------      ----------        --------
                                              $6,143,998      $6,499,833        $355,835
                                              ==========      ==========        ========

At December 31, 1999, the Fund's open forward currency exchange contracts were as follows:

FORWARD FOREIGN CURRENCY BUY CONTRACTS:



                                                                                      UNREALIZED
   CURRENCY        CONTRACTS TO     SETTLEMENT     CONTRACTS AT     IN EXCHANGE      APPRECIATION
     VALUE           RECEIVE           DATES           VALUE         FOR U.S. $     (DEPRECIATION)
--------------   ---------------   ------------   --------------   -------------   ---------------
   2,988,423      Euro Monetary      1/21/00        $3,014,956      $3,080,328        ($ 65,372)
 178,878,732       Japanese Yen      1/21/00         1,756,990       1,727,079           29,911
     480,678      British Pound      1/21/00           776,483         778,967           (2,484)
                                                                                       --------
                                                                                      ($ 37,945)
                                                                                       ========

FORWARD FOREIGN CURRENCY SALE CONTRACTS:



                                                                                    UNREALIZED
  CURRENCY       CONTRACTS TO     SETTLEMENT     CONTRACTS AT     IN EXCHANGE      APPRECIATION
    VALUE          DELIVER           DATES           VALUE         FOR U.S. $     (DEPRECIATION)
------------   ---------------   ------------   --------------   -------------   ---------------
    475,390     Euro Monetary      1/21/00         $479,611         $481,000         $1,389
 36,050,250      Japanese Yen      1/21/00          354,094          355,000            906
     77,535     British Pound      1/21/00          125,250          125,000           (250)
                                                                                     ------
                                                                                     $2,045
                                                                                     ======

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Assets and Liabilities DECEMBER 31, 1999
--------------------------------------------------------------------------------


ASSETS:
  Investments at value (cost $43,277,206).................................................    $54,093,782
  Cash, including foreign currency, at value .............................................        427,529
  Receivable for investment securities sold ..............................................          6,268
  Interest and dividends receivable ......................................................         73,806
  Deferred organizational costs and other assets .........................................         11,039
                                                                                              -----------
   Total Assets ..........................................................................     54,612,424
                                                                                              -----------
LIABILITIES:
  Net unrealized depreciation on forward foreign currency exchange contracts .............         35,900
  Investment Advisory fee payable ........................................................          8,185
  Administration fee payable .............................................................          4,089
  Custody fee payable ....................................................................         13,562
  Other accrued expenses .................................................................         51,882
                                                                                              -----------
   Total Liabilities .....................................................................        113,618
                                                                                              -----------
TOTAL NET ASSETS .........................................................................    $54,498,806
                                                                                              ===========
COMPOSITION OF NET ASSETS:
  Paid-in-capital (4,006,996 outstanding shares of beneficial interest) ..................    $42,395,494
  Distributions in excess of net investment income* ......................................       (232,283)
  Accumulated net realized gain on investments and futures contracts .....................      1,292,581
  Net unrealized appreciation of investments, foreign currency transactions and futures
  contracts                                                                                    11,043,014
                                                                                              -----------
TOTAL NET ASSETS .........................................................................    $54,498,806
                                                                                              ===========
NET ASSET VALUE PER SHARE ................................................................    $     13.60
                                                                                              ===========

----------
* Undistributed net investment income includes net realized gains (losses) on foreign currency transactions. Net realized gains on foreign currency transactions are distributed as net investment income in accordance with provisions of the Internal Revenue Code.













                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statement of Operations FOR THE YEAR ENDED DECEMBER 31, 1999
--------------------------------------------------------------------------------


INVESTMENT INCOME:
  Interest ...............................................................................     $   172,201
  Dividends ..............................................................................         765,167
   Less foreign taxes withheld ...........................................................         (91,167)
                                                                                               -----------
   Total Investment Income ...............................................................         846,201
                                                                                               -----------
EXPENSES:
  Advisory fees ..........................................................................         189,499
  Administration and accounting fees .....................................................         123,616
  Custodian fees .........................................................................          54,985
  Printing fees ..........................................................................          35,012
  Professional fees ......................................................................          34,297
  Trustees fees ..........................................................................          21,026
  Transfer agent fees ....................................................................           9,984
  Amortization of organizational costs ...................................................           4,168
  Registration and filing fees ...........................................................           3,661
  Other ..................................................................................           2,847
                                                                                               -----------
   Total expenses before waiver/reimbursement ............................................         479,095
   Less waiver/reimbursement by Advisor ..................................................        (179,979)
   Less waiver by Administrator ..........................................................         (27,500)
                                                                                               -----------
   Total expenses net of waiver/reimbursement ............................................         271,616
                                                                                               -----------
NET INVESTMENT INCOME ....................................................................         574,585
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND
FUTURES CONTRACTS
  Net realized gain on investments .......................................................       2,007,711
  Net realized loss on foreign currency transactions .....................................        (156,730)
  Net realized gain on futures contracts .................................................       1,175,552
  Net change in unrealized appreciation (depreciation) of investments ....................       7,560,672
  Net change in unrealized appreciation (depreciation) of foreign currency transactions ..         (71,984)
  Net change in unrealized appreciation (depreciation) of futures contracts ..............         184,814
                                                                                               -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND
  FUTURES CONTRACTS                                                                             10,700,035
                                                                                               -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....................................     $11,274,620
                                                                                               ===========

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Statements of Changes in Net Assets
--------------------------------------------------------------------------------


                                                                                                YEAR ENDED         YEAR ENDED
                                                                                            DECEMBER 31, 1999   DECEMBER 31, 1998
                                                                                           ------------------- ------------------
INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:
 Net investment income ...................................................................    $     574,585       $    280,241
 Net realized gain on investments, futures contracts and foreign currency transactions ...        3,026,533            100,196
 Net change in unrealized appreciation of investments, foreign currency transactions and
   futures contracts .....................................................................        7,673,502          4,388,022
                                                                                              -------------       ------------
   Net increase in net assets resulting from operations ..................................       11,274,620          4,768,459
                                                                                              -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...................................................................         (857,299)          (492,028)
 Net realized gain on investments ........................................................       (1,601,497)           (30,752)
                                                                                              -------------       ------------
 Total distributions .....................................................................       (2,458,796)          (522,780)
                                                                                              -------------       ------------
SHARE TRANSACTIONS:
 Net proceeds from sale of shares ........................................................       44,827,979         18,290,262
 Issued to shareholders in reinvestment of distributions .................................        2,458,796            522,780
 Costs of shares repurchased .............................................................      (37,559,393)        (1,512,182)
                                                                                              -------------       ------------
   Net increase in net assets from share transactions ....................................        9,727,382         17,300,860
                                                                                              -------------       ------------
   Net increase in net assets ............................................................       18,543,206         21,546,539
                                                                                              -------------       ------------
NET ASSETS:
 Beginning of year .......................................................................       35,955,600         14,409,061
                                                                                              -------------       ------------
 End of year .............................................................................    $  54,498,806       $ 35,955,600
                                                                                              =============       ============
Undistributed (distributions in excess of) net investment income .........................    $    (232,283)      $    114,484
                                                                                              =============       ============

                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Financial Highlights
--------------------------------------------------------------------------------

For a share outstanding throughout each period


                                                                             YEAR ENDED
                                                                         DECEMBER 31, 1999
                                                                        -------------------
 NET ASSET VALUE, BEGINNING OF PERIOD .................................       $ 11.18
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ...............................................         0.15
  Net realized and unrealized gain (loss) on investments, futures
   contracts and foreign currency transactions ........................         2.92
                                                                              -------
  Net increase (decrease) in net asset value from operations ..........         3.07
                                                                              -------
 LESS DISTRIBUTIONS:
  Distributions from net investment income ............................         (0.23)
  Distributions from net realized gain on investments .................         (0.42)
                                                                              -------
   Total distributions ................................................         (0.65)
                                                                              -------
 NET ASSET VALUE, END OF PERIOD .......................................       $ 13.60
                                                                              =======
 TOTAL RETURN(4) ......................................................         27.60%
 RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000s) ..................................       $54,499
 Ratios to average net assets:
  Net investment income including reimbursement/waiver ................          1.37%
  Net investment income (loss) excluding reimbursement/waiver .........          0.88%
  Operating expenses including reimbursement/waiver ...................          0.65%
  Operating expenses excluding reimbursement/waiver ...................          1.15%
 Portfolio turnover rate ..............................................            29%



                                                                                               FOR THE PERIOD
                                                                                             AUGUST 22, 1997(1)
                                                                             YEAR ENDED           THROUGH
                                                                         DECEMBER 31, 1998   DECEMBER 31, 1997
                                                                        ------------------- -------------------
 NET ASSET VALUE, BEGINNING OF PERIOD .................................       $  9.34          $    10.00
 INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income ...............................................         0.12                 0.02 (2)
  Net realized and unrealized gain (loss) on investments, futures
   contracts and foreign currency transactions ........................         1.89                (0.68)
                                                                              -------          -------------
  Net increase (decrease) in net asset value from operations ..........         2.01                (0.66)
                                                                              -------          -------------
 LESS DISTRIBUTIONS:
  Distributions from net investment income ............................         (0.16)               0.00
  Distributions from net realized gain on investments .................         (0.01)               0.00
                                                                              -------          -------------
   Total distributions ................................................         (0.17)               0.00
                                                                              -------          -------------
 NET ASSET VALUE, END OF PERIOD .......................................       $ 11.18          $     9.34
                                                                              =======          =============
 TOTAL RETURN(4) ......................................................         21.60%              (6.60)%
 RATIOS / SUPPLEMENTAL DATA
 Net assets, end of period (in 000s) ..................................       $35,956          $   14,409
 Ratios to average net assets:
  Net investment income including reimbursement/waiver ................          1.20%               0.72%(3)
  Net investment income (loss) excluding reimbursement/waiver .........          0.19%              (1.38)%(3)
  Operating expenses including reimbursement/waiver ...................          0.65%               0.65%(3)
  Operating expenses excluding reimbursement/waiver ...................          1.66%               2.75%(3)
 Portfolio turnover rate ..............................................             7%                  0%(5)

----------
(1) Commencement of operations.
(2) Based on average shares method.
(3) Annualized
(4) Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.
(5) Less than 1%










                       See Notes to Financial Statements

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Notes to Financial Statements DECEMBER 31, 1999
--------------------------------------------------------------------------------



NOTE 1 -- ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
The BT Insurance Funds Trust (the "Trust"), is currently comprised of seven series: Equity 500 Index Fund, Small Cap Index Fund, EAFE(R) Equity Index Fund, International Equity Fund, Small Cap Fund, U.S. Bond Index Fund, and the Managed Assets Fund. The Trust is an open-end management investment company which is registered under the Investment Company Act of 1940 as amended (the "Act"). The Trust was organized as a Massachusetts business trust on January 19, 1996.


The accompanying financial statements and financial highlights are those of the EAFE(R) Equity Index Fund (the "Fund") which commenced operations on August 22, 1997.


B. SECURITY VALUATION
The portfolio's investments, which are traded on a recognized stock exchange or for which price quotations are available, are valued each business day on the basis of market valuations furnished by an independent pricing service approved by the Board of Trustees. Securities traded on national stock exchanges or other domestic exchanges are valued based on the closing price of the security traded on that exchange prior to the time when the Fund's assets are valued. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost. Other short-term debt securities are valued on a mark-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they will be valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.


C. SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.


D. FUTURES CONTRACTS
The Fund may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Fund each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund. Risks arise from possible illiquidity of the futures market and from movements in security values.


Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.


E. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts. A forward foreign currency exchange contract is an obligation to purchase or sell a specific currency at a specified price at a future date. These contracts are used in an attempt to protect against fluctuations in foreign currency exchange rates that would adversely affect the portfolio position or an anticipated investment position. Forward foreign currency exchange contracts are valued at the daily forward exchange rate of the underlying currency. Gains or losses on the purchase or sale of forward foreign currency exchange contracts having the same settlement date and broker are recognized on the date of offset, otherwise gains or losses are recognized on the settlement date. The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.


F. FOREIGN CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when earned or accrued.


Net foreign exchange losses of $156,730 for the year ended December 31, 1999, represent foreign exchange gains and losses from sales and maturities of securities, holding of foreign currencies, exchange gains or losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of interest and dividends recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid.


Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments, assets and liabilities in foreign currency and futures contracts.


G. FOREIGN SECURITIES
The Fund invests in foreign securities. Investing in securities of foreign companies involves special risks and considerations not typically associated with investing in the securities of U.S. companies. These risks include re-evaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies.


H. FEDERAL INCOME TAXES
The Fund intends to continue to elect to be treated as a "regulated investment company" under Sup-chapter M of the Internal Revenue Code and to distribute substantially all of its net taxable income. Accordingly, no provision for federal income taxes has been made in the accompanying financial statements.


I. EXPENSES
The Trust accounts separately for the assets, liabilities and operations of each of the Funds. Expenses directly attributable to a Fund are charged to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated based upon the relative net assets of each Fund.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Notes to Financial Statements -- continued DECEMBER 31, 1999
--------------------------------------------------------------------------------

J. ORGANIZATION COSTS
Costs incurred in connection with the Fund's organization are being amortized on a straight-line basis over five years commencing on August 22, 1997. In the event that any of the initial shares are redeemed during such amortization period, the redemption proceeds will be reduced for any unamortized organization costs in the same proportion as the number of shares redeemed bears to the number of initial shares outstanding at the time of the redemption.


K. DIVIDENDS FROM NET INVESTMENT INCOME AND DISTRIBUTIONS OF CAPITAL GAINS Dividends from net investment income and net realized gains from investment transactions, if any, are distributed to shareholders annually.


Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.


Distributions from net realized gains for book purposes may involve short-term capital gains, which are included as ordinary income for tax purposes.


L. SHARES OF BENEFICIAL INTEREST
The Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Transactions in shares of beneficial interest were as follows:


                         YEAR ENDED           YEAR ENDED
                     DECEMBER 31, 1999     DECEMBER 31, 1998
                    -------------------   ------------------
                           SHARES               SHARES
                    -------------------   ------------------
Shares sold          3,779,094             1,768,419
Reinvestment of
   dividends           185,011                48,903
Shares redeemed     (3,172,659)             (143,685)
                    ----------             ---------
Net Increase           791,446             1,673,637
                    ==========             =========

M. OTHER
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.


NOTE 2 -- FEES AND TRANSACTIONS WITH AFFILIATES
Under the Advisory Agreement with Bankers Trust Company (the "Advisor"), the Fund will pay an advisory fee at an annual percentage rate of 0.45% of the average daily net assets of the Fund. These fees are accrued daily and paid monthly. The Advisor has voluntarily undertaken to waive its fee and to reimburse the Fund for certain expenses so that the Fund's total operating expenses will not exceed 0.65% of average daily net assets.

Effective December 1, 1999, First Data Investor Services Group, Inc. ("Investor Services Group"), the Fund's Administrator and Transfer Agent, became a majority-owned subsidiary of PNC Bank Corp. As a result of this transaction, Investor Services Group is now known as PFPC Inc. For services rendered as the Trust's Administrator, PFPC Inc. receives the following fees, accrued daily, and paid monthly.


                     ADMINISTRATION FEES
-------------------------------------------------------------
 FEE % OF THE TRUST'S
   DAILY NET ASSETS            AVERAGE DAILY NET ASSETS
---------------------   -------------------------------------
            0.02  %               Up to $2 billion
            0.01  %     Over $2 billion and up to $5 billion
           0.0075%                 Over $5 billion

PFPC Inc. also receives a $70,000 flat fee per year, per Series of the Trust, paid monthly.


PFPC Inc. waived $27,500 of its fees for the year ended December 31, 1999.


Bankers Trust Company also serves as custodian for the Fund and receives a fee for this service.


The Trust does not compensate its officers or affiliated trustees. Each independent trustee is paid $1,250 per Board of Trustees meeting attended and a quarterly retainer of $2,500.


At December 31, 1999, the Fund was a participant with other affiliated entities in a revolving credit facility in the amount of $150,000,000, which expires April 29, 2000. A commitment fee of .10% per annum on the average daily amount of the available commitment is payable on a quarterly basis and apportioned equally among all participants. No amounts were drawn down or outstanding for this Fund under the credit facility for the year ended December 31, 1999.


NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from the sale of investments, other than short-term obligations, for the year ended December 31, 1999, were $18,825,189 and $11,184,857, respectively.


The gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation on the Fund's investments, as computed on a federal income tax basis, at December 31, 1999 were $12,719,708, $1,926,000 and $10,793,708, respectively. The aggregate cost of investments as computed on a federal income tax basis at December 31, 1999 was $43,300,074.


NOTE 4 -- OTHER INFORMATION
Bankers Trust is a wholly owned subsidiary of Bankers Trust Corporation ("BT Corp."). On June 4, 1999, BT Corp. was acquired by Deutsche Bank AG ("Deutsche Bank"). As a result of the transaction, Bankers Trust became an indirect wholly owned subsidiary of Deutsche Bank.

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Report of Independent Auditors
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
BT Insurance Funds Trust -- EAFE(R) Equity Index Fund


We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the EAFE(R) Equity Index Fund (the "Fund") as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period August 22, 1997 (commencement of operations) to December 31, 1997. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.


We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the EAFE(R) Equity Index Fund at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period August 22, 1997 (commencement of operations) to December 31, 1997, in conformity with accounting principles generally accepted in the United States.


/s/ ERNST & YOUNG, LLP




Philadelphia, Pennsylvania
February 4, 2000

--------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST EAFE(R) EQUITY INDEX FUND




Proxy Voting Results (unaudited)
--------------------------------------------------------------------------------

Pursuant to notice duly given, a Special Meeting of Shareholders of BT Insurance Funds Trust (the "Trust") was held Thursday, September 30, 1999, at 2:00 p.m. at the offices of BT Alex.Brown Incorporated, One South Street, 30th Floor, Baltimore, Maryland 21202.


It was reported that there were present in person or represented by proxy the holders of 3,271,063.769 shares of the EAFE(R) Equity Index Fund, out of a total of 3,308,232.274 shares outstanding on the record date and entitled to vote. The results of the voting on the proposals were as follows:


PROPOSAL IA:  Approval of the new investment management agreement between the
                   Trust and Bankers Trust Company



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.809%
  AGAINST                                0.062%
  ABSTAIN                                1.005%

PROPOSAL IB:  Approval of the new investment management agreement between the
                   Trust and Morgan Grenfell, Inc.



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.823%
  AGAINST                                0.049%
  ABSTAIN                                1.005%

PROPOSAL IC:  Approval of the new investment sub-management agreement among the
                   Trust, Morgan Grenfell, Inc. and Bankers Trust Company



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.794%
  AGAINST                                0.062%
  ABSTAIN                                1.020%

PROPOSAL II: Election of Six Trustees
ROBERT R. COBY



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.726%
  AGAINST                                0.122%
  ABSTAIN                                1.028%

DESMOND G. FITZGERALD



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.726%
  AGAINST                                0.122%
  ABSTAIN                                1.028%

JAMES S. PASMAN, JR.



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.726%
  AGAINST                                0.122%
  ABSTAIN                                1.028%

EDWARD C. SCHMULTS



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.726%
  AGAINST                                0.122%
  ABSTAIN                                1.028%

WILLIAM E. SMALL



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.726%
  AGAINST                                0.122%
  ABSTAIN                                1.028%

WERNER WALBROEL



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.726%
  AGAINST                                0.122%
  ABSTAIN                                1.028%

PROPOSAL III:  Ratification of Ernst & Young LLP as Auditors of each Fund



 EAFE(R) EQUITY INDEX FUND     % OF SHARES OUTSTANDING
---------------------------   ------------------------
  FOR                                   97.958%
  AGAINST                                0.040%
  ABSTAIN                                0.879%

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

                      (This Page Intentionally Left Blank)

BT INSURANCE FUNDS TRUST


EAFE(R) EQUITY INDEX FUND






INVESTMENT ADVISOR
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


ADMINISTRATOR AND TRANSFER AGENT
PFPC INC.
3200 Horizon Drive
King of Prussia, PA 19406


DISTRIBUTOR
PROVIDENT DISTRIBUTORS, INC.
Four Falls Corporate Center
West Conshohocken, PA 19428


CUSTODIAN
BANKERS TRUST COMPANY
130 Liberty Street
New York, NY 10006


INDEPENDENT AUDITORS
ERNST & YOUNG LLP
2001 Market Street
Philadelphia, PA 19103


COUNSEL
WILLKIE FARR & GALLAGHER
787 Seventh Avenue
New York, NY 10019




                              -------------------
                For information on how to invest, shareholder account information and current price and yield information, please contact your insurance company representative. This report must be preceded or accompanied by a current prospectus for the Fund.
                              -------------------

                                      EAFE(R) Equity Index Fund Cusip #00576E508
                                                              INSEAFEANN (12/99)